JPMorgan Income Fund Expense Example - A C I Shares [Member] - JPMorgan Income Fund	Feb. 28, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 439
Expense Example, with Redemption, 3 Years	625
Expense Example, with Redemption, 5 Years	827
Expense Example, with Redemption, 10 Years	1,409
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	222
Expense Example, with Redemption, 3 Years	421
Expense Example, with Redemption, 5 Years	742
Expense Example, with Redemption, 10 Years	1,515
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	41
Expense Example, with Redemption, 3 Years	181
Expense Example, with Redemption, 5 Years	333
Expense Example, with Redemption, 10 Years	$ 776